General and administrative expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
General and administrative expenses
2 2 .	General and administrative expenses

	For the year ended 31 December
In USD	2021	2020	2019
Staff costs (Note 24)	(53,269,597)	(11,257,729)	(4,110,436)
Professional fees	(8,775,977)	(1,603,846)	(1,487,090)
Technology costs	(3,783,868)	(1,033,047)	(708,308)
Customer experience costs	(1,856,056)	(104,743)	(264,903)
Travel and accommodation	(1,428,566)	(394,572)	(67,482)
Rent expense	(720,462)	(130,532)	(192,898)
Expansion expenses	(387,037)	(35,704)	(421,700)
Depreciation of property and equipment (Note 5)	(182,402)	(123,603)	(20,276)
Depreciation of right-of-use assets (Note 19.1)	(541,218)	(363,809)	(232,791)
Insurance	(521,876)	(202,840)	—
Outsourced employees expense	(437,478)	(517,695)	(59,242)
Entertainment	(187,776)	(39,789)	(56,346)
Utilities	(271,436)	(631,360)	(267,445)
Foreign exchange losses	(628,061)	(8,430)	54,079
Amortization of intangible assets (Note 6)	(15,963)	—	—
Bank charges	(8,052)	(54,613)	(50,450)
Other expenses	(1,703,121)	(2,081,423)	(2,872,249)

	(74,718,946)	(18,583,735)	(10,757,537)